Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Abcam plc
Entity Central Index Key	0001492074
Entity File Number	001-39633
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Address, Address Line One	Discovery Drive
Entity Address, Address Line Two	Cambridge Biomedical Campus
Entity Address, City or Town	Cambridge
Entity Address, Country	GB
Entity Address, Postal Zip Code	CB2 0AX
Title of 12(b) Security	Ordinary shares, nominal value £0.002 per share
Trading Symbol	ABCM
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	229,309,701
Entity Incorporation, State or Country Code	X0
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	876
Auditor Location	Cambridge, United Kingdom
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Discovery Drive
Entity Address, Address Line Two	Cambridge Biomedical Campus
Entity Address, City or Town	Cambridge
Entity Address, Country	GB
Entity Address, Postal Zip Code	CB2 0AX
Contact Personnel Name	Alan Hirzel
City Area Code	0
Local Phone Number	1223 696000